Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Common Stock [Abstract]
Common Stock

9. Common Stock

As of September 30, 2025 and 2024, the Company was authorized to issue 400,000,000 shares of Common Stock. The voting, dividend and liquidation rights of the holders of the Company’s Common Stock are subject to and qualified by the rights, powers and preferences of the holders of the Series A Preferred Stock (see Note 10).

Contingent Sponsor Shares

Pursuant to the sponsor support and forfeiture agreement dated April 17, 2023 by and between Anzu, Envoy Medical Corporation and the Sponsor, as amended or modified from time to time (the “Sponsor Support Agreement”), and as of the date of issuance, 1,000,000 shares of Common Stock held by the Sponsor were unvested and subject to the restrictions and forfeiture provisions set forth in the Sponsor Support Agreement (the “Contingent Sponsor Shares”). The Contingent Sponsor Shares were to vest upon the FDA's approval of the Acclaim CI (the “FDA Approval”). If a change of control of the Company occurred following the Closing, then the conditions for vesting of any Contingent Sponsor Shares that remain unvested as of immediately prior to the consummation of the change of control were to be deemed to have been achieved and such Contingent Sponsor Shares would have immediately vested as of immediately prior to the consummation of such change of control.

As of December 20, 2024, the Company and the Sponsor entered into an agreement to remove the vesting restriction on the Contingent Sponsor Shares, more fully described in Note 10 under “Sponsor Induced Conversion”.

Outstanding Warrants

The following table summarizes the Company’s outstanding warrant activity for the nine months ended September 30, 2025 (in number of warrant shares):

	Shortfall Warrants	Publicly Traded Warrants	Term Loan Warrants	September 2025 Offering Warrants
December 31, 2024	3,209,511	14,166,666	2,000,000	-
Issued	-	-	1,500,000	5,868,336
Exercised	(105,000)	-	-	-
September 30, 2025	3,104,511	14,166,666	3,500,000	5,868,336

Term Loan Warrants

During the nine months ended September 30, 2025 and 2024, the Company issued Term Loan Warrants to purchase 1,500,000 and 1,500,000 shares, respectively, of its Common Stock to a related party (see Note 8). The Term Loan Warrants are all outstanding as of September 30, 2025 and were amended with the Voting and Extension Agreement (see Note 8).

Forward Purchase Agreement Warrant Liability

Pursuant to the terms of the Forward Purchase Agreement, the Company issued to the Meteora parties warrants to purchase 3,874,394 shares of Common Stock (the “Shortfall Warrants”). As issued, the Shortfall Warrants had an exercise price determined based on the volume weighted average price of the Common Stock, subject to a $4.00 price floor (the “Exercise Price Floor”), which Exercise Price Floor is adjustable for certain issuances of Common Stock at a price below the then-current Exercise Price Floor. The Shortfall Warrants had an expiration date of June 30, 2024 upon issuance. The fair value of the Shortfall Warrants is presented in the forward purchase agreement warrant liability line on the unaudited condensed consolidated balance sheets. The change in fair value of the Shortfall Warrants each period is recorded within the change in fair value of forward purchase agreement warrant liability line on the unaudited condensed consolidated statements of operations and comprehensive loss.

On June 24, 2024, the Company and the Meteora parties entered into Amendment No. 1 to the Shortfall Warrants to extend the expiration of the Shortfall Warrants to December 31, 2024. On July 29, 2024, the Company and the Meteora parties entered into an amendment to adjust the Exercise Price Floor of certain Shortfall Warrants from $4.00 to $2.00 for 1,000,000 of the Shortfall Warrants, $3.00 for an additional 1,000,000 Shortfall Warrants, and with remainder of the Shortfall Warrants retaining the $4.00 Exercise Price Floor. On December 19, 2024, the Company and the Meteora parties entered into Amendment No. 2 to the Shortfall Warrants to extend the expiration date of the Shortfall Warrants to December 31, 2025.

On July 28, 2025, the Company and the Meteora parties entered into Amendment No. 3 to the Shortfall Warrants that changed the Exercise Price Floor to $1.50 for the Shortfall Warrants that remained outstanding. The exercise price of the Shortfall Warrants continues to be based on the volume weighted average price of the Common Stock subject to the amended Exercise Price Floor.

During the three and nine months ended September 30, 2025 and 2024, the Meteora parties exercised Shortfall Warrants to purchase 105,000 and 131,000 shares of Common Stock, respectively. Proceeds of $158 were received during the three and nine months ended September 30, 2025 and proceeds of $434 were received during the three and nine months ended September 30, 2024 from the exercise of the Shortfall Warrants. As of September 30, 2025, Shortfall Warrants to purchase 3,104,511 shares of Common Stock remained outstanding.

At-The-Market Offering

On January 17, 2025, the Company entered into an At The Market Offering Agreement (the “Sales Agreement”) with Roth Capital Partners, LLC (the “Sales Agent”) to conduct an ATM equity offering program. Pursuant to the Sales Agreement, the Sales Agent acts as the Company’s agent with respect to an offering and sale, at any time and from time to time, of the Company’s Common Stock. The Company has authorized the sale, at its discretion, of Common Stock in an aggregate offering amount up to $15,000 under the Sales Agreement. During the three and nine months ended September 30, 2025, the Company sold 165,971 and 300,742 shares of its Common Stock pursuant to the ATM equity offering program, respectively. The Company received $210 and $414 of net proceeds from the ATM offering during the three and nine months ended September 30, 2025, respectively.

On September 22, 2025 the ATM equity offering program was suspended in connection with the September 2025 Offering.

September 2025 Offering

On September 22, 2025, the Company entered into purchase agreements with certain investors providing for the issuance and sale by the Company of 1,908,402 shares of Common Stock. The Common Stock was offered at a price of $1.31 per share, and the gross cash proceeds to the Company were $2,500. As part of the September 2025 Offering, the Company issued warrants to investors to purchase 5,725,206 shares of Common Stock with an exercise price of $1.31 (the “Investor Warrants”) per share with each of the investors acquiring three warrants for every share of Common Stock purchased.

Additional warrants were issued to the placement agent to purchase 143,130 shares of Common Stock with an exercise price of $1.6375 per share (the “Placement Agent Warrants”). The Placement Agent Warrants were issued at 125% of the exercise price of the Investor Warrants, based on 7.5% of Common Stock issued as part of the September 2025 Offering, and the placement agent will be compensated in the same manner for future offerings under the engagement agreement. The Placement Agent Warrants are classified as contingently redeemable in accordance with ASC Topic 718, Compensation - Stock Compensation (“ASC 718”). These warrants did qualify for equity classification but could be settled in cash or other assets in the event of a tender offer that has not been approved by the Company’s board of directors. As this contingently redeemable feature could result in the warrant holders receiving cash consideration that is not within the Company’s control, the Placement Agent Warrants have been classified as temporary equity and reported as “Mezzanine Equity” on the unaudited condensed consolidated balance sheets. As a result of the September 2025 Offering, an additional $130 of expense was recognized based on the Placement Agent Warrants grant date fair value, which was the date the Company entered into the purchase agreements. The contingent redemption event is not probable and the Placement Agent Warrants are not currently redeemable. Accordingly, the Placement Agent Warrants are presented at grant date fair value on the unaudited condensed consolidated balance sheets.

The closing of the September 2025 Offering occurred on September 23, 2025 with the Company incurring $313 of offering costs at closing. The Investor Warrants, issued with the September 2025 Offering, were measured at fair value upon issuance, met the criteria for liability classification under applicable U.S. GAAP, are subject to remeasurement on each balance sheet date, are reported as a private warrant liability on the unaudited condensed consolidated balance sheets, and any change in fair value is recognized in the change in fair value of private warrant liability in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss. As the fair value of the Investor Warrants exceeded the proceeds from the September 2025 Offering at closing, an immediate loss of $693 was recognized in the change in fair value of private warrant liability in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss so that the private warrant liability on the unaudited condensed consolidated balance sheets was recorded at fair value. The liability classification is a result of the potential obligation to deliver a variable number of shares of Common Stock. This variability may arise in the event of a change-in-control transaction if holders of Common Stock are offered a choice among different forms of consideration. In such cases, the holders of Investor Warrants are entitled to the same choice, and the fair value may be determined using a Black-Scholes model that incorporates a volatility input selected by the holders of the Investor Warrants from specified options.

Both the Investor Warrants and Placement Agent Warrants issued as part of the September 2025 Offering will expire two years after stockholder approval of the issuance of Common Stock issuable upon warrant exercise. The Company has yet to obtain stockholder approval. Proceeds were allocated entirely to the Investor Warrants as the fair value of the Investor Warrants exceeded the amount of proceeds received.

The Company uses the Black-Scholes option model to estimate the fair value of warrants issued in connection with the September 2025 Offering. In applying the Black-Scholes option model, the Company used the following assumptions in the valuation of warrants issued upon closing of the September 2025 Offering: expected term of 2.25 years, risk free rate of 3.5%, expected volatility of 141%, a stock price of $0.85 for the Investor Warrants and a stock price of $1.31 for the Placement Agent Warrants.

Common Stock Issued for Services

On September 3, 2025, the Company issued 109,670 shares of its Common Stock to a vendor in exchange for services. The Company is recognizing the corresponding $133 of expense over the six- month service period.

10. Common Stock

As of December 31, 2024 and 2023, the Company was authorized to issue 400,000,000 shares of Common Stock. The voting, dividend and liquidation rights of the holders of the Company’s Common Stock are subject to and qualified by the rights, powers and preferences of the holders of the Series A Preferred Stock (see Note 11).

Contingent Sponsor Shares

Pursuant to the Sponsor Support Agreement, and as of the date of issuance, 1,000,000 shares of Common Stock held by the Sponsor shall be unvested and subject to the restrictions and forfeiture provisions set forth in the Sponsor Support Agreement (the “Contingent Sponsor Shares”). The Contingent Sponsor Shares shall vest upon the FDA’s approval of the Acclaim CI (the “FDA Approval”). If a change of control of the Company shall occur following the Closing, then the conditions for vesting of any Contingent Sponsor Shares that remain unvested as of immediately prior to the consummation of the change of control shall be deemed to have been achieved and such Contingent Sponsor Shares shall immediately vest as of immediately prior to the consummation of such change of control.

As of December 20, 2024 the Company and the Sponsor entered into an agreement to remove the vesting restriction on the Contingent Sponsor Shares, more fully described in Note 11 under “Sponsor Induced Conversion”.

The Contingent Sponsor Shares met the definition of a derivative, but met the criteria to be considered indexed to the Company’s stock and the equity-classification criteria. Accordingly, the Contingent Sponsor Shares were classified as permanent equity.

Outstanding Warrants

The following table summarizes the Company’s outstanding warrant activity for the years ended December 31, 2024 and 2023 (in number of warrant shares):

	Shortfall Warrants	Publicly Traded Warrants	2024 Term Loan Warrants	Common Stock Warrants (Related Party)
December 31, 2022	—	—	—	8,695,000
Issued	3,874,394	14,166,666	—	—
Exercised	—	—	—	(70,000)
Forfeited	—	—	—	(8,625,000)
December 31, 2023	3,874,394	14,166,666	—	—
Issued	—	—	2,000,000	—
Exercised	(664,883)	—	—	—
Forfeited	—	—	—	—
December 31, 2024	3,209,511	14,166,666	2,000,000	—

Common Stock Warrants (Related Party)

Between November 2013 and July 2022, the Company issued warrants to purchase shares of Envoy Medical Corporation Common Stock to stockholders in connection with the issuance of the Convertible Notes and the issuance of Envoy Medical Corporation Preferred Stock.

On April 17, 2023, the Common Stock Warrants (Related Party) were amended to provide for automatic cashless exercise or cancellation of the warrants immediately prior to the Merger. On September 29, 2023, the Common Stock Warrants (Related Party) were canceled or converted on a net exercise basis into shares of Common Stock. There were no outstanding Common Stock Warrants (Related Party) as of December 31, 2024 and 2023.

2024 Term Loan Warrants

During the year ended December 31, 2024, the Company issued warrants to purchase 2,000,000 shares of its Common Stock to a related party in conjunction with the 2024 Term Loans (see Note 9) (the “2024 Term Loan Warrants”). The 2024 Term Loan Warrants are all outstanding as of December 31, 2024.

Forward Purchase Agreement Warrant Liability

Pursuant to the terms of the Forward Purchase Agreement, the Company issued to Meteora warrants to purchase 3,874,394 shares of Common Stock (the “Shortfall Warrants”). As issued, the Shortfall Warrants had an exercise price determined based on the volume weighted average price of the Common Stock, subject to a $4.00 price floor (the “Exercise Price Floor”), which Exercise Price Floor is adjustable for certain issuances of Common Stock at a price below the then-current Exercise Price Floor. The Shortfall Warrants had an expiration date of June 30, 2024 upon issuance. The fair value of the Shortfall Warrants are presented in the forward purchase agreement warrant liability line on the consolidated balance sheets. The change in fair value of the Shortfall Warrants each period is recorded within the change in fair value of forward purchase agreement warrant liability line on the consolidated statements of operations and comprehensive loss.

On June 24, 2024, the Company and Meteora entered into Amendment No. 1 to the Shortfall Warrants to extend the expiration date of the Shortfall Warrants to December 31, 2024. On December 19, 2024, the Company and Meteora entered into Amendment No. 2 to the Shortfall Warrants to extend the expiration date of the Shortfall Warrants to December 31, 2025. The Company concluded that a modification of the liability classified Shortfall Warrants had no impact on its balance sheet classification and is reflected in the change in fair value of forward purchase agreement warrant liability due to modification in the consolidated statements of operations and comprehensive loss and recognized in net loss for the year ended December 31, 2024.

On various dates during the year ended December 31, 2024, Meteora exercised Shortfall Warrants resulting in the issuance of 664,883 shares of Common Stock, generating gross proceeds of $1.8 million. As of December 31, 2024, Shortfall Warrants to purchase 3,209,511 shares of Common Stock remained outstanding.

Sale of Common Stock Through Forward Purchase Agreement

Pursuant to the terms of the Forward Purchase Agreement, on the Closing Date of the Business Combination, the Meteora parties purchased 425,606 shares of the Company’s Common Stock directly from the redeeming stockholders of Anzu. During the year ended December 31, 2024, the Meteora parties sold the 425,606 shares of Common Stock and, pursuant to the Forward Purchase Agreement, the Company received $4.00 per share sold, or $1.7 million, net of transaction costs.